CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
SHAREHOLDERS' EQUITY:
Common shares, par value (in dollars per share)		$ 0.001	$ 0.001
Common shares, authorized (in shares)		1,950,000,000	1,950,000,000
Common shares, shares issued (in shares)		3,318,112	2,400,000
Common shares, shares outstanding (in shares)		3,318,112	2,400,000
Preferred shares, par value (in dollars per share)		$ 0.001	$ 0.001
Preferred shares, shares authorized (in shares)		50,000,000	50,000,000
Series A Preferred Shares [Member]
SHAREHOLDERS' EQUITY:
Preferred shares, dividend rate		9.75%	9.75%
Preferred shares, liquidation preference (in dollars per share)	[1]	$ 30
Preferred shares, issued (in shares)		480,000	480,000
Preferred shares, shares outstanding (in shares)		480,000	480,000
Series B Preferred Shares [Member]
SHAREHOLDERS' EQUITY:
Preferred shares, liquidation preference (in dollars per share)		$ 0
Preferred shares, issued (in shares)		12,000	12,000
Preferred shares, shares outstanding (in shares)		12,000	12,000

[1]	The Series A Preferred Shares from their original issue date and up to the Series A Amended SOD date had a liquidation preference of $25 per share. Following the Series A Amended SOD, the liquidation preference on the Series A Preferred Shares increased from $25 to $30 per share.